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PROSPECTUS SUPPLEMENT DATED JUNE 17, 2008

THE FOLLOWING INFORMATION SUPPLEMENTS THE PROSPECTUS FOR THE RESERVE CLASS OF THE PORTFOLIOS LISTED BELOW:


GOVERNMENT & AGENCY PORTFOLIO                  STIC PRIME PORTFOLIO
GOVERNMENT TAXADVANTAGE PORTFOLIO              TREASURY PORTFOLIO
LIQUID ASSETS PORTFOLIO                        TAX-FREE CASH RESERVE PORTFOLIO



The following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - Minimum Investments Per Fund Account" on page A-1 of the prospectus.


     "The minimum investments for Reserve Class accounts are as follows:

     LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO, GOVERNMENT & AGENCY PORTFOLIO AND GOVERNMENT TAXADVANTAGE PORTFOLIO


                                        INITIAL                    ADDITIONAL
     CLASS                            INVESTMENTS*                 INVESTMENTS
     --------------------------------------------------------------------------
     Reserve Class                      $1,000                     no minimum


     TAX-FREE CASH RESERVE PORTFOLIO

                                        INITIAL                    ADDITIONAL
     CLASS                            INVESTMENTS*                 INVESTMENTS
     --------------------------------------------------------------------------
     Reserve Class                      $10,000                    no minimum


     * An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement."